ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT ACCRUED LIABILITIES AND OTHER PAYABLES
	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Accrued salaries	100	59
Others	1,926	1,069
Total	2,026	1,128